Notes and Advances Payable Disclosure	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Notes
Notes and Advances Payable Disclosure

NOTE 7 - NOTES AND ADVANCES PAYABLE

The tables below summarize the short-term loans and advances outstanding as at November 30, 2020, and May 31, 2020:

As at November 30, 2020
Principal Outstanding	Interest Rate per Annum		Accrued Interest(6)	Total Book Value
$327,650	6%	Convertible(1)	$21,039	$348,689
141,065	6%	Non-convertible(2)	5,942	147,007
7,045	6%	Related party(3)	552	7,597
35,606	6%	Related party(4)	2,789	38,395
15,426	6%	Related party(3)	369	15,795
40,440	0%	Related party advances(5)	-	40,440
48,250	0%	Advances(5)	-	48,250
$615,482			$30,691	$646,173

As at May 31, 2020
Principal Outstanding	Interest Rate per Annum		Accrued Interest(6)	Total Book Value
$327,650	6%	Convertible(1)	$10,731	$338,381
28,630	6%	Non-convertible(2)	3,464	32,094
6,625	6%	Related party(3)	308	6,933
35,606	6%	Related party(4)	1,654	37,260
87,769	0%	Advances(5)	-	87,769
$486,280			$16,157	$502,437

(1) Convertible Loans Payable

During the year ended May 31, 2020, in order to support its daily operations and to secure required working capital, the Company entered into several short-term convertible loan agreements with two lenders for a total of $327,650 in exchange for unsecured notes payable due on demand and accumulating interest at 6% annual interest compounded monthly.  Pursuant to the loan agreements, the lenders may convert any portion of principal and/or interest accrued thereon into restricted units of common stock in the capital of the Company on the terms and at a conversion price of the then-current private placement offering. The conversion rights were assessed to have $Nil value.

During the six-month period ended November 30, 2020, the Company recorded $10,308 in interest on the convertible loans payable (2020 - $2,668).

(2) Non-convertible Loans Payable

During the six-month period ended November 30, 2020, the Company entered into several short-term loan agreements with two lenders for a total of $111,000 in exchange for unsecured notes payable due on demand and accumulating interest at 6% annual interest compounded monthly. As at November 30, 2020, the Company owed a total of $147,007 (2020 - $32,094) under 6% unsecured loan agreements.

During the six-month period ended November 30, 2020, the Company recorded $2,303 in interest on these loans (2020 - $951).

(3) Related Party Loans Payable

As at November 30, 2020, the Company owed a total of $7,597 (2020 - $6,933) under unsecured loan agreement with Mr. Jeffs, the Company’s major shareholder. During the six-month period ended November 30, 2020, the Company recorded $219 in interest on the loan with Mr. Jeffs. (2020 - $2,425).

On July 9, 2020, the Company entered into a loan agreement for $14,773 (CAD$20,000) with a related party. The loan bears interest at 6% per annum compounded monthly, is unsecured, and payable from the first proceeds of warrants that may be exercised subsequent to the money being lent under the loan agreement or on July 9, 2021, whichever comes first. During the six-month period ended November 30, 2020, the Company recorded $360 in interest on the principal (2020 - $Nil).

(4) Unsecured Line of Credit with Related Party

On December 27, 2018, the Company entered into an agreement with Mr. Jeffs for an unsecured line of credit of up to $250,000 (the “Credit Line”). The funds advanced under the Credit Line accumulate interest at a rate of 6% per annum compounded monthly and are payable on demand.  On August 28, 2019, Mr. Jeffs applied $250,000, the Company owed under the Credit Line to exercise the warrants the Company granted to Mr. Jeffs in consideration for the Credit Line and acquired 5,000,000 shares of the Company’s common stock at $0.05 per share.

As at November 30, 2020, the Company owed Mr. Jeffs $38,395 under the Credit Line (2020 - $37,260), which continues to accumulate interest at 6% per annum compounded monthly. During the six-month period ended November 30, 2020, the Company recorded $1,135 in interest on principal outstanding under the Credit Line (2020 - $4,691).

(5) Advances Payable

As at November 30, 2020, the Company owed a total of $88,690 (2020 - $87,769) for advances the Company received in its fiscal 2019 and 2020 years. The advances are non-interest bearing, unsecured, and payable on demand. Of the total amount advanced, $3,870 was owed to Da Costa Management Corp, a company owned by John da Costa, who was appointed the Company’s COO and Director on June 8, 2020 (2020 - $3,639), $11,570 (2020 - $10,880) was owed to Brek Technologies Inc., a company controlled by Mr. da Costa and Mr. Jeffs (Note 2), and $25,000 (2020 - $25,000) was owed to Mr. David Jeffs, the CEO and President of Live Current Media, Inc., of which Mr. da Costa is director of.

(6) Interest Expense

During the six-month period ended November 30, 2020, the Company recorded a total of $14,325 (2020 - $10,735) in interest expense associated with its liabilities under the notes and advances payable.

NOTE 9 - NOTES AND ADVANCES PAYABLE

The tables below summarize the short-term loans and advances outstanding as at May 31, 2020 and 2019:

As at May 31, 2020
Principal Outstanding	Interest Rate per Annum		Accrued Interest(6)	Total Book Value
$327,650	6%	Convertible(1)	$10,731	$338,381
28,630	6%	Non-convertible(2)	3,464	32,094
6,625	6%	Related party(3)	308	6,933
35,606	6%	Related party(4)	1,654	37,260
87,769	0%	Advances(5)	-	87,769
$486,280			$16,157	$502,437

As at May 31, 2019
Principal Outstanding	Interest Rate per Annum		Accrued Interest(6)	Total Book Value
$29,065	6%	Non-convertible(2)	$1,613	$30,678
114,027	0%-12%	Related party(3)	12,533	126,560
275,000	6%	Related party(4)	6,468	281,468
73,048	0%	Advances(5)	-	73,048
$491,140			$20,614	$511,754

(1) Convertible Loans Payable

During the year ended May 31, 2020, in order to support its daily operations and to secure required working capital, the Company entered into several short-term convertible loan agreements with two lenders for a total of $327,650 in exchange for unsecured notes payable due on demand and accumulating interest at 6% annual interest compounded monthly.  Pursuant to the loan agreements, the lenders may convert any portion of principal and/or interest accrued thereon (the “Convertible Amount”) into restricted units of common stock in the capital of the Company on the terms and at a conversion price of the then-current private placement offering. The conversion rights were assessed to have $Nil value.

As at May 31, 2020, the Company owed a total of $338,381 (2019 - $Nil) under the convertible loan agreements and recorded $10,731 in interest on these loans (2019 - $Nil).

(2) Non-convertible Loans Payable

As at May 31, 2020, the Company owed a total of $32,094 (2019 - $30,678) under two unsecured loan agreements which bear interest at 6% per annum compounded monthly, and are payable on demand. During the year ended May 31, 2020, the Company recorded $1,912 in interest on these loans (2019 - $1,409).

(3) Related Party Loans Payable

On August 28, 2019, Mr. Jeffs, the Company’s major shareholder, exercised 2,482,960 warrants to acquire 2,482,960 shares the Company granted in consideration for the funds Mr. Jeffs advanced to the Company during its fiscal 2019 and 2018 years.  To exercise the warrants, Mr. Jeffs chose to apply $124,148, the Company owed under the demand notes payable against the purchase price of the shares (Note 10). The exercise price was first applied to $15,051 (CAD$20,019) in interest accrued on the notes payable, with the remaining $109,097 (CAD$145,110) applied to the principal. The shares were issued on September 9, 2019. As at May 31, 2020, the Company owed Mr. Jeffs $6,933 under the remaining note payable (2019 - $126,560), which continues to accumulate interest at 6% per annum compounded monthly.

During the year ended May 31, 2020, the Company recorded $2,634 in interest on the loans with Mr. Jeffs. (2019 - $8,845).

(4) Unsecured Line of Credit with Related Party

On December 27, 2018, the Company entered into an agreement with Mr. Jeffs for an unsecured line of credit of up to $250,000 (the “Credit Line”). The funds advanced under the Credit Line accumulate interest at a rate of 6% per annum compounded monthly and are payable on demand. The Company agreed to pay Credit Line set-up fee of $25,000, which was added to the principal and accrues interest at 6% per annum compounded monthly and is payable concurrently with a demand to repay the Credit Line.

In consideration for the Credit Line the Company issued to the Lender non-transferable share purchase warrants (the “Warrants”) to purchase up to 5,000,000 Company’s shares exercisable at $0.05 per share and expiring on December 27, 2021. The Warrants vested at a rate of 20 warrants for every $1 drawn on the Credit Line. In addition, in recognition of $124,128 previously advanced by the Lender in series of separate loan agreements, the Company issued to the Lender non-transferable share purchase warrants (the “Additional Warrants”) to purchase up to 2,482,960 shares exercisable at $0.05 per share and expiring on December 27, 2021. The Additional Warrants vested at the time of grant.

The Warrants and the Additional Warrants were determined to be detachable from the debt instrument, as the debt instrument did not have to be surrendered to exercise the Warrants. The Company allocated the Proceeds from the credit line proportionally based on the relative fair value of the Credit Line without the Warrants and of the Warrants themselves. The portion of the proceeds allocated to the Warrants was $193,665 and was recorded to additional paid-in capital, and, since the Credit Line was due on demand, the Company expensed $193,665 immediately upon receipt of advances.

Fair value of Warrants was valued using the Black-Scholes Option pricing model using the following assumptions.

December 27, 2018
Expected Warrant Life	2.92 - 3 years
Risk-Free Interest Rate	2.5 - 2.58%
Expected Dividend Yield	Nil
Expected Stock Price Volatility	161.1% - 161.2%

On August 28, 2019, Mr. Jeffs exercised 5,000,000 warrants to acquire 5,000,000 shares of the Company granted to Mr. Jeffs in consideration for the Credit Line. To exercise the warrants, Mr. Jeffs chose to apply $250,000, the Company owed under the Credit Line against the purchase price of the shares (Note 10). The exercise price was first applied to $10,606 in interest accrued on the balance due under the Credit Line, $25,000 was applied towards the Credit Line set-up fee, and the remaining $214,394 was applied to the principal. The shares were issued on September 9, 2019. As at May 31, 2020, the Company owed Mr. Jeffs $37,260 under the Credit Line (2019 - $281,468), which continues to accumulate interest at 6% per annum compounded monthly.

During the year ended May 31, 2020, the Company recorded $5,793 in interest on principal outstanding under the Credit Line (2019 - $6,468).

(5) Advances Payable

During the year ended May 31, 2020, the Company borrowed $15,000 (2019 - $62,121) from unrelated parties. The advances are non-interest bearing, unsecured, and payable on demand. As at May 31, 2020, a total of $87,769 (2019 - $73,048) was due and payable on account of the advances.

(6) Interest Expense

During the year ended May 31, 2020, the Company recorded a total of $21,069 (2019 - $16,721) in interest expense associated with its liabilities under the notes and advances payable.